Redeemable Convertible Preferred Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands						2 Months Ended				10 Months Ended	12 Months Ended
	Mar. 08, 2018 CNY (¥) shares	Mar. 08, 2018 USD ($) $ / shares	Jul. 10, 2017 USD ($)	May 16, 2017 CNY (¥) shares	May 16, 2017 USD ($) $ / shares shares	May 10, 2018 CNY (¥)	May 10, 2018 USD ($)	Mar. 08, 2018 CNY (¥) shares	Mar. 08, 2018 USD ($)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Mar. 08, 2018 USD ($) shares
Series B-2 Preferred Shares [Member]
Schedule Of Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, shares issued	64,488,235							64,488,235					64,488,235
Shares Issued, Price Per Share | $ / shares		$ 7.16
Proceeds from Issuance of Convertible Preferred Stock	¥ 2,919,112	$ 461,600
Preferred stock dividend rate											8.00%
Preferred stock conversion ratio											100.00%
Equity interest	34.60%							34.60%					34.60%
Stock purchase option granted percentage	50.10%	50.10%
Number of trading days	20 days	20 days
Call Option Balance | $		$ 0
Accretion to redemption value						¥ 54,111	$ 8,558
Class A-1 Preferred Shares [Member]
Schedule Of Redeemable Convertible Preferred Stock [Line Items]
Number of shares converted into Class A ordinary shares											17,647,058
Class A-2 Preferred Shares [Member]
Schedule Of Redeemable Convertible Preferred Stock [Line Items]
Number of shares converted into Class A ordinary shares											4,411,765
Series A Preferred Shares [Member]
Schedule Of Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, shares issued				22,058,823	22,058,823							22,058,823
Shares Issued, Price Per Share | $ / shares					$ 3.4
Proceeds from Issuance of Convertible Preferred Stock			$ 35,000	¥ 509,730	$ 75,000
Temporary equity issuance date				Jul. 10, 2017	Jul. 10, 2017
Preferred stock dividend rate											8.00%
Preferred stock conversion ratio											100.00%
Accretion to redemption value						¥ 10,439	$ 1,651	¥ 7,078	$ 1,101	¥ 10,439		¥ 19,842
Modified Series A Preferred Shares adjusted balance after considering the impact from increase of fair value | ¥	¥ 499,341							499,341		¥ 0	¥ 0	¥ 509,668
Series A Preferred Shares [Member] | Upon The Extinguishment [Member]
Schedule Of Redeemable Convertible Preferred Stock [Line Items]
Modified Series A Preferred Shares adjusted balance after considering the impact from increase of fair value	¥ 424,099							¥ 424,099					$ 67,063
Series A-1 Redeemable Convertible Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, shares issued										17,647,058	17,647,058
Series A-2 Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, shares issued										4,411,765	4,411,765